CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (2,640,091)	$ (5,601,171)	$ (5,836,369)	$ (2,272,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			14,088	15,794
Gain on fair market valuation of derivatives	(1,225,700)
Depreciation and amortization	27,618	11,018
Loss on disposal of property and equipment		1,322	1,322
Warrants issued with common stock	383,005	13,500	135,400	28,000
Stock issued for interest expense	55,777			12,500
Stock issued for services	671,924			233,502
Equity instruments issued with debt greater than debt carrying amount	1,562,000
Preferred Stock issued for compensation		200,000	200,000	1,156,708
Impairment of goodwill		4,799,965	4,799,965
Change in receivable reserve	(5,000)	135,400	79,534	35,465
Changes in operating assets and liabilities:
Accounts receivable	(516,005)	(71,273)	(74,629)	(33,700)
Inventory	8,102	237,682	258,300	(300,354)
Prepaid inventory	51,988	(7,530)	(37,212)	(14,776)
Notes receivable				(15,189)
Deposits	(2,439,532)	5,000	5,000
Accounts payable	1,578,564	69,771	207,176	126,849
Due to officers		(500)	(500)
Net cash used in operations	(2,487,350)	(206,816)	(247,925)	(1,027,813)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment		6,293	6,293
Purchase of property and equipment			(534)	(30,969)
Cash assumed in reverse merger	100	35	35
Net cash used in investing activities	100	6,328	5,794	(30,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable	1,757,474	229,982	264,306	250,000
Proceeds from issuance of notes payable to related parties	17,502	44,190	44,190	150,000
Payment on notes payable	(100,000)	(150,000)	(150,000)	(100,000)
Payments on notes payable to related parties	(20,000)	(52,631)	(89,192)	(10,000)
Proceeds from issuance of common stock and warrants and common stock subscribed	856,660	180,000	180,000	715,750
Net cash provided by financing activities	2,511,636	251,541	249,304	1,005,750
NET CHANGE IN CASH AND CASH EQUIVALENTS	24,386	51,053	7,173	(53,032)
CASH AND CASH EQUIVALENTS, beginning of period	16,312	9,139	9,139	62,171
CASH AND CASH EQUIVALENTS, end of period	40,698	60,192	16,312	9,139
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITES
Cash paid for interest	6,750
SUPPLEMENTAL DISCLOSURE FOR FINANCING ACTIVITIES
Common stock issued for interest	55,777			12,500
Warrant expense	$ 383,005	$ 13,500	$ 135,400	$ 28,000